Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Line Items]
Lease Expiration Date	Mar. 31, 2016
Operating Leases, Rent Expense	$ 708,000	$ 619,000